RECLAMATION AND REMEDIATION LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Reclamation And Remediation Liabilities [Abstract]
Disclosure of detailed information about changes in the reclamation and remediation liability [Table Text Block]
Water Treatment, General Site Maintenance and Environmental Monitoring	$
Liability balance at December 31, 2018	42,148,700
Reclamation spending	(2,269,653)
Accretion expenses	1,238,099
Reclamation adjustment	5,241,860
Translation difference	(2,046,847)
Liability balance at December 31, 2019	44,312,159
Reclamation spending	(1,985,571)
Accretion expenses	944,850
Reclamation adjustment	12,000,190
Translation difference	(921,489)
Balance at December 31, 2020	54,350,139
Current portion at December 31, 2020	2,444,386
Non-current portion at December 31, 2020	51,905,753

Disclosure of detailed information about reclamation and remediation bonds [Table Text Block]
Reclamation and Remediation Bonds	December 31, 2020		December 31, 2019
	C$	US$	C$	US$
Idaho Department of Lands	3,651,065	2,867,629	3,659,147	2,817,329
Idaho Department of Environmental Quality	127,320	100,000	129,880	100,000
Bureau of Land Management - Idaho State Office	725,088	569,500	66,888	51,500
Total	$4,503,473	$3,537,129	$3,855,915	$2,968,829